Fair Value - Change in fair value option table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	$ (175,477)	$ 451,071	$ 644,211
Fixed maturities and short term investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	(558,466)	219,946	190,343
Equities
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	198,780	167,456	403,011
Other invested assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	$ 184,209	$ 63,669	$ 50,857